Related Parties And Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jul. 21, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Dividend paid			¥ 5,156,820	¥ 1,438,792
Ping an group [member]
Disclosure of transactions between related parties [line items]
Non performing assets gain loss recognized		¥ 176,000	718,000
Non performing assets acquired consideration			757,000
An Ke Technology Company Limited [member]
Disclosure of transactions between related parties [line items]
Dividend paid		0	0
Ping An Insurance Overseas (Holdings) Limited [member]
Disclosure of transactions between related parties [line items]
Dividend paid		0	¥ 0
Shanghai Lufax Fund Sales Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Non performing assets gain loss recognized		818
Non Performing Assets Carrying Amount		¥ 1,372
Percentage Of Losses Borne By Related party		70.00%
Non performing assets cash received		¥ 283,000
Shenzhen China Merchants Ping An Asset Management Company Limited [Member]
Disclosure of transactions between related parties [line items]
Carrying Amount Of Credit Assets Related To Non Performing Debt	¥ 469
Consideration Paid For Transfer Of Credit Assets Related To Non Performing Debt	¥ 36